Supplementary Financial Statements Information (Goodwill) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 3,653	$ 3,653
Accumulated impairment losses	(3,653)	(3,653)
Net goodwill